Natural Gas Properties (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Natural Gas Properties [Abstract]
Renewable natural gas properties	$ 9.4
Renewable natural gas plant estimated useful lives	20 years